SHARE-BASED COMPENSATION - Additional Information (Details) - USD ($)		1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 21, 2021	Jul. 31, 2021	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Payment Arrangement, Expense			$ 399,821	$ 29,287	$ 450,231	$ 80,598	$ 92,866	$ 360,379
Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares issued	47,349
Vesting period		4 years
Share-based Payment Arrangement, Expense			$ 0		$ 0
2021 Stock Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized			608,000		608,000
Number of shares issued					419,545